Restatement of Prior Period Comparatives for Correction of Accounting for Warrants	12 Months Ended
Dec. 31, 2020
Disclosure of basis of consolidation [text block] [Abstract]
RESTATEMENT OF PRIOR PERIOD COMPARATIVES FOR CORRECTION OF ACCOUNTING FOR WARRANTS
2.1	RESTATEMENT OF PRIOR PERIOD COMPARATIVES FOR CORRECTION OF ACCOUNTING FOR WARRANTS

As described in Note 26, the reverse acquisition transaction completed on 20 December 2019 resulted in the issuance of warrants, exercisable for a period of five years from the date of the transaction at an exercise price of USD 11.5 per warrant. The warrant holders may elect, in lieu of exercising the warrants for cash, a cashless exercise option to receive common shares if there is no effective registration statement registering the warrant shares on the 90th day after the completion of the Group’s initial reverse acquisition transaction, and during any other period when the Group shall fail to have maintained an effective registration statement covering the ordinary shares issuable upon exercise of the warrants. The Group shall issue to the warrant holders the number of warrant shares determined as follows:

X = Y [(A-B)/A]

where:

X = the number of warrant shares to be issued to the Holder.

Y = the number of warrant shares with respect to which this warrant is being exercised.

A = the fair market value of one ordinary share.

B = the warrant price.

If the warrant holders exercise this option, there will be variability in the number of shares issued per warrant.

Subsequent to the issuance of the Group’s 2019 consolidated financial statements, management have reassessed the accounting treatment of the issued warrants. Previously, these warrants were accounted for as equity in the consolidated statement of financial position.

The Group has reassessed that the maintenance of an effective registration statement is a matter not wholly within the control of the Group and therefore the warrants contain a feature that may lead to the issuance of a variable number of shares. In accordance with IAS 32, a contract to issue a variable number of shares fails to meet the definition of equity and must instead be classified as a derivative liability and measured at fair value with changes in fair value recognised in the consolidated statement of comprehensive income at each reporting date. The derivative liability will ultimately be converted in the Group’s equity (ordinary shares) when the warrants are exercised or will be extinguished upon the expiry of the outstanding warrants and will not result in the outlay of any cash by the Group.

In the original accounting determination, the estimated fair value of the warrants was recorded in equity at USD 16,983,200. At initial recognition, the Group should have recorded the estimated fair value of the warrants as a derivative warrant liability at the same amount. In addition, at 31 December 2019, based on the trading price of the warrants at that time, the Group should have adjusted the estimated fair value of the derivative warrant liability to USD 15,709,460, resulting in a gain on revaluation of derivative warrant liability in “Changes in fair value of derivative warrant liability” of USD 1,273,740.

The above reassessment has resulted in a revision of prior period comparatives for restatement of our previous accounting for warrants.

The warrants have been reclassified from equity to liabilities. The correction of this error resulted in a decrease in equity by USD 16,983,200 and increase in liabilities with the same amount.

On 31 December 2019, a fair value gain of USD 1,273,740 was also recognised in the consolidated statement of comprehensive income in the restated consolidated financial statements with a consequent decrease in the amount of the accumulated losses in equity. Basic and diluted earnings per share for the prior year were also restated. The amount of the correction for basic and diluted earnings per share was a decrease of USD 0.01 per share respectively.

There was no impact on cash from operating, financing or investing activities in the consolidated statement of cashflows for the year ended 31 December 2019 and 31 December 2020.

	As previously reported 31 December 2019 USD	Restatement adjustments 31 December 2019 USD	Restated 31 December 2019 USD
CONSOLIDATED STATEMENT OF FINANCIAL POSITION

Warrants	16,983,20 0	(16,983,200)	-
Accumulated losses	(65,340,421)	1,273,740	(64,066,681)

Total equity	125,125,875	(15,709,460)	109,416,415

Derivative warrant liability	-	15,709,460	15,709,460

Current liabilities	79,327,435	15,709,460	95,036,895

Total liabilities	182,126,585	15,709,460	197,836,045

2.2	BASIS OF PREPARATION

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board “IASB”.

These consolidated financial statements are presented in United States dollars (“USD”) which is the functional and presentation currency of the Group. All financial information presented in USD has been rounded to the nearest thousand, unless otherwise stated.

The consolidated financial statements are prepared under the historical cost convention, except for re-measurement at fair value of derivative financial instruments and warrant liability.

2.3	GOING CONCERN

During the year ended 31 December 2020, the Group earned a profit of USD 17.1 million and generated positive cash flows of USD 36.8 million. Further, as at that date, the Group had cash and bank balances of USD 47.9 million.

In September 2020, BPGIC FZE issued bonds of USD 200 million to private investors with a face value of USD 1 with an issue price of USD 0.95. The bonds bear interest at 8.5% per annum to be paid along with the installments. The Group settled its outstanding term loans using the proceeds of the bonds and will utilize the balance of the proceeds to fund phase II construction and working capital requirements. Management forecasts that the existing cash balances as well as cash generated from ongoing operations provide sufficient liquidity to the Group to continue in operations for the foreseeable future. Management is currently evaluating various options regarding funding of its phase III construction.

In view of the above, management has prepared the consolidated financial statements assuming that the Group will continue as a going concern. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Group is unable to continue as a going concern.

2.4	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

New and amended standards and interpretations adopted by the Group

The Group has applied certain standards, interpretations and amendments for the first time, that are effective for annual periods beginning on or after 1 January 2020.

●	Amendments to IFRS 3: Definition of a Business;

●	Amendments to IFRS 7, IFRS 9 and IAS 39 Interest Rate Benchmark Reform;

●	Amendments to IAS 1 and IAS 8 Definition of Material;

●	Revised Conceptual Framework for Financial Reporting; and
●	Amendments to IFRS 16 Covid-19 Related Rent Concessions.

The adoption of the above standards and amendments did not have any significant impact on the consolidated financial statements of the Group.

2.5	SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of expenses, assets and liabilities, and the disclosure of contingent liabilities, at the reporting date. However, uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amount of the asset or liability affected in the future.

Estimation and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below:

Useful lives of property, plant and equipment

The Group’s management determines the estimated useful lives of its property, plant and equipment for calculating depreciation. This estimate is determined after considering the expected usage of the asset or physical wear and tear and the impact of expected residual value. Management reviews the useful lives annually and the future depreciation charge would be adjusted where management believes that the useful lives differ from previous estimates. The depreciation period of the right-of-use asset has been determined to be over the lease term on the basis that the land is expected to be used for the whole period of the lease considering the existing assets and future expansion on the land.

Asset retirement obligation

As part of the land lease agreement between Fujairah Municipality and the Group, the Group has a legal obligation to remove the plant at the end of its lease term. The Group initially records a provision for asset retirement obligations at the best estimate of the present value of the expenditure required to settle the obligation at the time a legal (or constructive) obligation is incurred, if the liability can be reliably estimated. When the provision is initially recorded, the carrying amount of the related asset is increased by the amount of the liability. Provisions are adjusted at each balance sheet date to reflect the current best estimate. The unwinding of the discount is recognized as finance cost. The Group’s operating assets generally consist of storage tanks and related facilities. These assets can be used for an extended period of time as long as they are properly maintained and/or upgraded. It is the Group’s current intent to maintain its assets and continue making improvements to those assets based on technological advances.

The calculation of provision related to asset retirement obligation is most sensitive to following judgements and assumptions:

●	Discount rate of 3.24% based on inflation-adjusted long-term risk-free rate; and

●	Inflation rate of 0.8% used to extrapolate cash flows.

Impairment of trade receivables

The Group uses the simplified approach under IFRS 9 to assess impairment of its trade receivables and calculates expected credit losses (ECLs) based on lifetime expected credit losses. The Group calculates the ECL based on Group historical credit loss experience, adjusted for forward-looking factors specific to the customer and the economic environment.

Judgements

In the process of applying the Group’s accounting policies, management has made the following judgements which have the most significant effect on the amounts recognized in the consolidated financial statements:

Operating lease commitments – Group as a lessee

The Group has entered into a land lease agreement (the “Phase III Land Lease Agreement”), dated as of 2 February 2020 (the “lease inception date”), by and between the Group and the Fujairah Oil Industry Zone (“FOIZ”) to lease an additional plot of land that has a total area of approximately 450,000 square meters (the “Phase III Land”) for a rent of UAE Dirhams 50 (USD 13.61) per square meter per annum with an escalation of 2% per annum. Rental payments commence from the beginning of the eighteenth month of the lease inception date. The Group intends to use the Phase III Land to expand its crude oil storage and service and refinery capacity (“Phase III”). Management has exercised judgment in assessing the lease commencement date in the initial cancellable period of the lease and recognized the lease on the consolidated statement of financial position from 1 December 2020.

Classification of warrants

In connection with the completion of the reverse acquisition transaction in 2019 as described in note 1, note 2.5, note 14 and note 26 the Group issued warrants. The warrants agreement requires the Group to issue a fixed number of shares for a fixed amount of cash, however it contains a clause that allows for cashless exercise (in the event that no effective registration is maintained), which may lead to the issuance of a variable number of shares. Management assessed that the maintenance of an effective registration statement is a matter not wholly within the control of the Group and as such classified the warrants as a financial liability at fair value through profit or loss.

Business combination (reverse acquisition)

As the reverse acquisition of the Company concluded in the prior year did not constitute a business combination, the transaction was accounted for as an asset acquisition by the issuance of shares of the Company, for the net assets of Twelve Seas and its public listing. Accordingly, the transaction was accounted for at the fair value of the equity instruments granted to the shareholders and warrant holders of Twelve Seas.

Management applied the following primary judgments in accounting for the reverse acquisition:

1.	BPGIC was assessed as the accounting acquirer due to majority shareholding and representatives on the board of directors.

2.	The accounting acquiree was not a business and not in scope of IFRS 3.

3.	The acquisition was accounted for in terms of IFRS 2 which is aligned to guidance issued by the IFRIC. The difference between the fair value of the consideration paid and the fair value of the net assets acquired. was recognized in profit and loss. Refer to note 2.6 (iii).

4.	Fair value of ordinary shares issued: Refer to note 26

5.	The fair value of the shares in escrow was not materially different from that of the shares which were not in escrow as the rights of these shares are similar to those of “normal ordinary shares”. Fair value of the shares in escrow: Refer to note 26

6.	Fair value of warrants issued: Refer to note 14

7.	Deemed share issue were presented in the financing activities in the Consolidated Statement of Cash Flows.

2.6	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of consolidation

(i)	Subsidiaries

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at 31 December 2020. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Group controls an investee if and only if the Group has:

●	power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee);

●	exposure, or rights, to variable returns from its involvement with the investee; and

●	the ability to use its power over the investee to affect its returns.

When the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

●	The contractual arrangement with the other vote holders of the investee;

●	Rights arising from other contractual arrangements; and

●	The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of comprehensive income from the date the Group gains control until the date the Group ceases to control the subsidiary.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control over a subsidiary, it:

●	derecognizes the assets (including goodwill) and liabilities of the subsidiary

●	derecognizes the carrying amount of any non-controlling interests

●	derecognizes the cumulative translation differences recorded in equity

●	recognizes the fair value of the consideration received

●	recognizes the fair value of any investment retained

●	recognizes any surplus or deficit in profit or loss

●	reclassifies the parent’s share of components previously recognized in OCI to profit or loss or retained earnings, as appropriate, as would be required if the Group had directly disposed of the related assets or liabilities

Details of subsidiaries as at 31 December 2020 and 31 December 2019 were as follows:

Legal name	Country of incorporation	Percentage of ownership
		2020	2019

Brooge Petroleum and Gas Investment Company FZE	United Arab Emirates	100%	100%
Brooge Petroleum and Gas Investment Company Phase III FZE	United Arab Emirates	100%	-

BPGIC International (formerly known as Twelve Seas)	Cayman Islands	100%	100%
Brooge Petroleum and Gas Management Company Ltd	United Arab Emirates	100%	-
BPGIC Phase 3 Limited (Jebel Ali Free Zone Authority - Dubai)	United Arab Emirates	100%	-

The financial statements of the subsidiaries are prepared for the same reporting year as the Group. Consolidated financial statements are prepared using uniform accounting policies for like transactions and other events in similar circumstances.

The carrying amount of the Company’s investment in the subsidiaries and the equity of the subsidiaries are eliminated on consolidation. All significant intra-group balances, and income and expenses arising from intra-group transactions are also eliminated on consolidation.

(ii)	Non-controlling interests (“NCI”)

NCI are measured at their proportionate share of the acquiree’s identifiable net assets at the date of acquisition. Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

(iii)	Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred measured at acquisition date fair value and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

If the business combination is achieved in stages, any previously held equity interest is re-measured at its acquisition date fair value and any resulting gain or loss is recognized in profit or loss. It is then considered in the determination of goodwill.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with changes in fair value recognized either in profit or loss or as a change to other comprehensive income. Contingent consideration that is classified as equity is not re-measured and subsequent settlement is accounted for within equity.

A ‘reverse acquisition’ is a business combination in which the legal acquirer - i.e. the entity that issues the securities (i.e. listed entity) becomes the acquiree for accounting purposes and the legal acquiree becomes the acquirer for accounting purposes. It is the application in accordance with IFRS 3 Business Combinations on identifying the acquirer, which results in the identification of the legal acquiree as the accounting acquirer in a reverse acquisition. Application in accordance with IFRS 3 Business Combinations on identifying the acquirer may result in identifying the listed entity as the accounting acquiree and the unlisted entity as the accounting acquirer. In this case, if the listed entity is:

●	a business, IFRS 3 Business Combinations applies;

●	not a business, IFRS 2 Share-based Payment applies to the transaction once the acquirer has been identified following the principles in accordance with IFRS 3 Business Combinations. Under this approach, the difference between the fair value of the consideration paid less the fair value of the net assets acquired, is recognized as a listing expense in profit or loss.

Revenue recognition

Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services or goods. Revenues excludes amounts collected on behalf of third parties and are net of discounts and value added taxes. Monthly storage rates and prices for other services are contractually agreed before the services are rendered and do not contain material variable components. When it is probable that the future economic benefits will flow to the Group, the recognition in the consolidated statement of income is in proportion to the stage of the rendered performance as at the end of the reporting period. The Group has a right to a consideration from a customer in an amount that corresponds directly with the value to the customer of the entity’s services completed to date.

Tank storage rentals, including minimum guaranteed throughputs, are recognized on a straight-line basis over the contractual period during which the services are rendered. Revenues from excess throughputs, heating/cooling, homogenization, product movements and other services are recognized when these services are rendered. Customers simultaneously consume and benefit from the services at the moment that these are rendered, resulting in a situation where revenue is recognized over time. Where substantially the entire storage capacity is leased to a single customer, the contract contains a lease and the entire storage revenue is presented as lease revenue.

Storage fees are mostly invoiced upfront in the month preceding the month to which the storage fees relate. Handling and other services are generally invoiced afterwards, based on the actual usage. Invoices are generally paid by customers at relatively short notice in agreement with the payment terms of the contracts.

Borrowing costs

General and specific borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.

Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.

All other borrowing costs are recognized in the consolidated statement of comprehensive income (within profit and loss) in the period during which they are incurred.

Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Capital work under progress is stated at cost and subsequently transferred to assets when it is available for use. Cost of an item of property, plant and equipment comprises its acquisition cost including borrowing cost and all directly attributable costs of bringing the asset to working condition for its intended use. Such cost includes the cost of replacing part of the plant and equipment when that cost is incurred, if the recognition criteria are met. Likewise, when a major inspection is performed, its cost is recognized in the carrying amount of the plant and equipment as a replacement if the recognition criteria are satisfied. All other repair and maintenance costs are recognized in the consolidated statement of comprehensive income (within profit and loss) as incurred. Depreciation is computed using the straight-line method based on the estimated useful lives of assets as follows:

Buildings	25 years
Tanks	50 years
Installations (pipeline, pumps and other equipment)	20 - 25 years
Other equipment	5 years
Right-of-use asset - Land	60 years

The assets’ residual values and useful lives are reviewed and adjusted if appropriate, at each financial year end to determine whether there is an indication of impairment. If any such indication exists, an impairment loss is recognized in the consolidated statement of comprehensive income (within profit and loss). For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash generating units).

The carrying amounts are reviewed at each reporting date to assess whether they are recorded in excess of their recoverable amounts, and where carrying values exceed this estimated recoverable amount, assets are written down to their recoverable amount, being the higher of their fair value less costs to sell and their value in use.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statement of comprehensive income (within profit and loss) in the year the asset is derecognized.

Capital work in progress

Capital work in progress is stated at cost, which represents costs for the design, development, procurement, construction and commissioning of the asset under development. Cost includes borrowing cost capitalized and depreciation of the right-of-use asset during the construction phase. When the asset is in the location and condition necessary to operate in the manner intended by management, capital work in progress is transferred to the appropriate property, plant and equipment category and depreciated in accordance with the Group’s policies.

Impairment of non-financial assets

At each reporting date, the Group reviews the carrying amounts of its tangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs. Where a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest cash-generating units for which a reasonable and consistent allocation basis can be identified.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in the consolidated statement of comprehensive income (within profit and loss).

Where an impairment loss subsequently reverses, the carrying amount of the asset (cash- generating unit) is increased to the revised estimate of its recoverable amount, such that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (cash-generating unit) in prior years.

Cash and cash equivalents

For the purpose of the consolidated statement of cash flows, cash and cash equivalents consist of cash in hand, bank balances and short-term deposits with original maturity of three months or less, net of bank overdraft.

Inventories

Inventories are valued at the lower of cost, determined on the basis of weighted average cost, and net realizable value. Costs are those expenses incurred in bringing each item to its present location and condition. Net realisable value is valued at selling prices net of selling costs.

Leasing

At inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

For a contract that is, or contains, a lease, the Group accounts for each lease component within the contract as a lease separately from non-lease components of the contract.

The Group determines the lease term as the non-cancellable period of a lease, together with both:

a)	periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; and

b)	periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option.

In assessing whether a lessee is reasonably certain to exercise an option to extend a lease, or not to exercise an option to terminate a lease, the Group considers all relevant facts and circumstances that create an economic incentive for the lessee to exercise the option to extend the lease, or not to exercise the option to terminate the lease. The Group revises the lease term if there is a change in the non-cancellable period of a lease.

Group as a lessor

Leases where the Group does not transfer substantially all the risks and benefits of ownership of the asset are classified as operating leases. Initial direct costs incurred in negotiating an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same bases as rental income. Contingent rents are recognized as revenue in the period in which they are earned.

Group as a lessee

For a contract that contains a lease component and one or more additional lease or non-lease components, the Group allocates the consideration in the contract to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components.

The relative stand-alone price of lease and non-lease components is determined on the basis of the price the lessor, or a similar supplier, would charge an entity for that component, or a similar component, separately. If an observable stand-alone price is not readily available, the Group estimates the stand-alone price, maximising the use of observable information.

For determination of the lease term, the Group reassesses whether it is reasonably certain to exercise an extension option, or not to exercise a termination option, upon the occurrence of either a significant event or a significant change in circumstances that:

a)	is within the control of the Group; and

b)	affects whether the Group is reasonably certain to exercise an option not previously included in its determination of the lease term, or not to exercise an option previously included in its determination of the lease term.

At the commencement date, the Group recognizes a right-of-use asset classified within property, plant and equipment and a lease liability presented separately on the consolidated statement of financial position.

Short-term leases and leases of low-value assets

The Group has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease of 12 months or less and leases of low-value assets when new. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Right-of-use assets

The right-of-use asset is initially recognized at cost comprising of:

a)	the amount of the initial measurement of the lease liability;

b)	any lease payments made at or before the commencement date, less any lease incentives received;

c)	any initial direct costs incurred by the Group; and

d)	an estimate of costs to be incurred by the Group in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease. These costs are recognized as part of the cost of the right-of-use asset when the Group incurs an obligation for these costs. The obligation for these costs is incurred either at the commencement date or as a consequence of having used the underlying asset during a particular period.

After initial recognition, the Group amortises the right-of-use asset over the term of the lease. In addition the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain re-measurements of the lease liability.

Lease liability

The lease liability is initially recognized at the present value of the lease payments that are not paid at the commencement date. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If that rate cannot be readily determined, the Group uses its incremental borrowing rate.

After initial recognition, the lease liability is measured by (a) increasing the carrying amount to reflect interest on the lease liability; (b) reducing the carrying amount to reflect the lease payments made; and (c) remeasuring the carrying amount to reflect any reassessment or lease modifications or to reflect revised in-substance fixed lease payments.

Where, (a) there is a change in the lease term as a result of the reassessment of certainty to exercise an option, or not to exercise a termination option as discussed above; or (b) there is a change in the assessment of an option to purchase the underlying asset, assessed considering the events and circumstances in the context of a purchase option, the Group remeasures the lease liabilities to reflect changes to lease payments by discounting the revised lease payments using a revised discount rate. The Group determines the revised discount rate as the interest rate implicit in the lease for the remainder of the lease term, if that rate can be readily determined, or its incremental borrowing rate at the date of reassessment, if the interest rate implicit in the lease cannot be readily determined.

Where, (a) there is a change in the amounts expected to be payable under a residual value guarantee; or (b) there is a change in future lease payments resulting from a change in an index or a rate used to determine those payments, including a change to reflect changes in market rental rates following a market rent review, the Group remeasures the lease liabilities by discounting the revised lease payments using an unchanged discount rate, unless the change in lease payments results from a change in floating interest rates. In such case, the Group uses a revised discount rate that reflects changes in the interest rate.

The Group recognizes the amount of the re-measurement of the lease liability as an adjustment to the right-of-use asset. Where the carrying amount of the right-of-use asset is reduced to zero and there is a further reduction in the measurement of the lease liability, the Group recognizes any remaining amount of the re-measurement in the consolidated statement of comprehensive income (within profit and loss).

The Group accounts for a lease modification as a separate lease if both:

a)	the modification increases the scope of the lease by adding the right to use one or more underlying assets; and

b)	the consideration for the lease increases by an amount commensurate with the stand-alone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract.

Financial assets

Classification and measurement

The Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.

Under IFRS 9, debt financial instruments are subsequently measured at fair value through profit or loss (FVPL), amortized cost, or fair value through other comprehensive income (FVOCI). The classification is based on two criteria: the Group’s business model for managing the assets; and whether the instruments’ contractual cash flows represent ‘solely payments of principal and interest’ on the principal amount outstanding (the ‘SPPI criterion’).

The classification and measurement of the Group’s debt financial assets are, as follows:

●	Debt instruments at amortized cost for financial assets that are held within a business model with the objective to hold the financial assets in order to collect contractual cash flows that meet the SPPI criterion. This category includes the Group’s trade and other receivables.

●	Debt instruments at FVOCI, with gains or losses recycled to profit or loss on derecognition. Financial assets in this category that meet the SPPI criterion and are held within a business model both to collect cash flows and to sell.

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in the consolidated statement of comprehensive income when the asset is derecognized, modified or impaired. Other financial assets including derivative financial instruments are measured at FVPL.

Derecognition

A financial asset (or, where applicable a part of a financial asset or part of a Group of similar financial assets) is derecognized when:

-	The rights to receive cash flows from the asset have expired, or
-	The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, and has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the asset is recognized to the extent of the Group’s continuing involvement in the asset. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained. Continuing involvement that takes the form of a guarantee over the transferred asset, is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Impairment of financial assets

Under IFRS 9, the Group records an allowance for Expected Credit Loss (ECL) for all loans and debt financial assets not held at FVPL.

ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive. The shortfall is then discounted at an approximation to the asset’s original effective interest rate.

For trade and other receivables, the Group has applied the standard’s simplified approach and has calculated ECLs based on lifetime expected credit losses. The Group calculates the ECL based on the Group’s historical credit loss experience, adjusted for forward-looking factors specific to the customer and the economic environment.

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Group comprising of share capital, share premium and shareholders’ accounts are recorded at the proceeds received, net of direct issue costs.

Escrow shares issued as part of the reverse acquisition are subject to meeting certain financial milestones during the vesting period as disclosed in note 26 The fair value of the shares in escrow is not materially different from that of the shares which are not in escrow as the rights of these shares are similar to those of “normal ordinary shares”.

Financial liabilities

Initial recognition

Financial liabilities within the scope of IFRS 9 are classified as financial liabilities at fair value through profit or loss, loans and borrowings, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. The Group determines the classification of its financial liabilities at initial recognition.

Financial liabilities are recognized initially at fair value and in the case of loans and borrowings fair value of the consideration received less directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, lease liability, warrants and borrowings.

Subsequent measurement

The measurement of financial liabilities depends on their classification as follows:

Accounts payable

Liabilities are recognized for amounts to be paid in the future for goods and services received, whether billed by the supplier or not.

Loans and borrowings

All loans and borrowings are initially recognized at the fair values less directly attributable transaction costs. After initial recognition, interest bearing loans and borrowings are subsequently measured at amortized cost using the effective interest method. Gains and losses are recognized in the consolidated statement of comprehensive income (within profit and loss) when liabilities are derecognized.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the consolidated statement of comprehensive income (within profit and loss).

A non-substantial modification to a financial liability is not treated as a derecognition of the original liability. The difference between the carrying amount and the net present value of the modified terms discounted using the original effective interest rate is recognized in the consolidated statement of comprehensive income (within profit and loss)

Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount reported in the consolidated statement of financial position if, and only if, there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Amortized cost of financial instruments

Amortized cost is computed using the effective interest method less any allowance for impairment and principal repayment or reduction. The calculation takes into account any premium or discount on acquisition and includes transaction costs and fees that are an integral part of the effective interest rate.

Derivative financial instruments

The Group uses derivative financial instruments, interest rate swaps, to hedge its interest risks. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Warrants are accounted for as derivative financial instruments (a financial liability) as they give the holder the right to obtain a variable number of common (ordinary) shares in case an effective registration statement is not maintained, which is not fully within the control of the Group.

Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value through profit or loss. The warrants shall lapse and expire after five years from the closing of the reverse acquisition transaction (note 26).

A derivative embedded in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if: the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. Embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

Any gains or losses arising from changes in the fair value of derivatives are taken directly to the consolidated statement of comprehensive income (within profit and loss) as the Group has not designated derivative financial instruments under hedging arrangements.

Provisions

Provisions are recognized when the Group has a legal or constructive obligation as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation at the end of the reporting period, using a rate that reflects current market assessments of the time value of money and the risks specific to the obligation.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that a reimbursement will be received and the amount of the receivable can be measured reliably

Decommissioning liabilities

As part of the land lease agreement between Fujairah Municipality and the Group, the Group has a legal obligation to remove the plant at the end of its lease term. The Group initially records a provision for asset retirement obligations at the best estimate of the present value of the expenditure required to settle the obligation at the time a legal (or constructive) obligation is incurred, if the liability can be reliably estimated. When the provision is initially recorded, the carrying amount of the related asset is increased by the amount of the liability. Provisions are adjusted at each balance sheet date to reflect the current best estimate. The unwinding of the discount is recognized as finance cost. The Group’s operating assets generally consist of storage tanks and related facilities.

Value added tax

Expenses and assets are recognized net of the amount of value added tax, except:

●	when the value added tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the value added tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable

●	when receivables and payables are stated with the amount of value added tax included

The net amount of value added tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the consolidated statement of financial position.

Foreign currencies

Transactions in foreign currencies are recorded at the rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated at the rate of exchange ruling at the reporting date. All differences are taken to the consolidated statement of comprehensive income (within profit and loss). Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

Employees’ end of service benefits

The Group provides end of service benefits to its employees. The entitlement to these benefits is based upon the employees’ final salary and length of service, subject to the completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment.

Fair value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

●	in the principal market for the asset or liability, or

●	in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

●	Level 2 inputs, other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

●	Level 3 inputs are unobservable inputs for the asset or liability.

Current versus non-current classification

The Group presents assets and liabilities in consolidated statement of financial position based on current/non-current classification. An asset is current when it is:

●	expected to be realized or intended to be sold or consumed in a normal operating cycle

●	held primarily for the purpose of trading

●	expected to be realized within twelve months after the reporting period,

or

●	cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period

All other assets are classified as non-current.

A liability is current when it is:

●	expected to be settled in normal operating cycle

●	held primarily for the purpose of trading

●	due to be settled within twelve months after the reporting period,

or

●	there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period

The Group classifies all other liabilities as non-current.

2.7	FUTURE CHANGES IN ACCOUNTING POLICIES – STANDARDS ISSUED BUT NOT YET EFFECTIVE

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s consolidated financial statements are disclosed below.

●	IFRS 17 Insurance contracts, IFRS 17 is effective for reporting periods beginning on or after 1 January 2023;

●	Amendments to IAS 1: Classification of Liabilities as Current or Non-current, the amendments are effective for annual reporting periods beginning on or after 1 January 2023;

●	Reference to the Conceptual Framework – Amendments to IFRS 3, the amendments are effective for annual reporting periods beginning on or after 1 January 2022;

●	Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16, the amendment is effective for annual reporting periods beginning on or after 1 January 2022;

●	Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37, the amendments are effective for annual reporting periods beginning on or after 1 January 2022;

●	IFRS 1 First-time Adoption of International Financial Reporting Standards – Subsidiary as a first-time adopter, the amendment is effective for annual reporting periods beginning on or after 1 January 2022;

●	IFRS 9 Financial Instruments – Fees in the ‘10 per cent’ test for derecognition of financial liabilities, the amendment is effective for annual reporting periods beginning on or after 1 January 2022; and

●	IAS 41 Agriculture – Taxation in fair value measurements, the amendment is effective for annual reporting periods beginning on or after 1 January 2022.

The Group does not expect these new standards and amendments to have any significant impact on the consolidated financial statements, when implemented in future periods.